UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin California Tax-Free Trust
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended June 30, 2021, the U.S.
economy significantly recovered from the coronavirus
(COVID-19) pandemic. Following an unparalleled annualized
decline in the second-quarter 2020 gross domestic product
(GDP), resilient consumer spending helped expand the
third-quarter GDP at a record pace. Fourth-quarter 2020
GDP expanded more slowly but accelerated in 2021’s first
quarter and may further increase in 2021’s second quarter
as the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continue to
boost consumer spending.
Before the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, substantially lowered the federal funds rate in March 2020 and
implemented broad quantitative easing measures to
support credit markets. During the reporting period, the
Federal Reserve held its key rate unchanged at 0.25%, but
it continued quantitative easing and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
During the 12-month period, municipal bonds delivered
positive total returns as investors were attracted to tax-
free income in a stable interest-rate environment. Factors
contributing to this positive investment environment for
municipals included relatively low inflation and interest rates and actions by the Federal Reserve to support a low interest-
rate environment.
Franklin California Intermediate-Term Tax-Free Income
Fund’s annual report includes more detail about municipal
bond market conditions and a discussion from the portfolio
managers. In addition, on our website, franklintempleton.
com , you can find updated commentary by our municipal
bond experts. Municipal bonds provide tax-free income and
diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term
record of performance, driven mostly by their compounding
tax-free income component. As you know, all securities
markets fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of June
30, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin California Intermediate-Term
Tax-Free Income Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 31
Notes to Financial Statements 35
Report of Independent Registered
Public Accounting Firm 43
Tax Information 44
Board Members and Officers 45
Shareholder Information 50
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin California Intermediate-Term Tax-Free Income
Fund
This annual report for Franklin California Intermediate-Term
Tax-Free Income Fund covers the fiscal year ended June 30,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and California personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a
dollar-weighted average portfolio maturity of three to 10
years and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services or unrated or short-term rated securities of comparable credit quality. The Fund may
invest in insured municipal securities, which are covered
by insurance policies that guarantee the timely payment of
principal and interest.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $12.09 on June 30, 2020, to $12.16
on June 30, 2021. The Fund’s Class A shares paid dividends
totaling 25.1786 cents per share for the reporting period.
2
The Performance Summary beginning on page 6 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.11% based on an annualization of
June’s 2.1867 cents per share dividend and the maximum
offering price of $12.44 on June 30, 2021. An investor in the
2021 maximum combined effective federal and California
personal income tax bracket of 53.10% (including 3.80%
Medicare tax) would need to earn a distribution rate of 4.50%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
The U.S. and the rest of the world have continued to
manage the recovery from the novel coronavirus (COVID-19)
pandemic that caused significant economic and personal
strife throughout the past 12 months ended June 30, 2021.
The U.S. experienced its largest quarter-over-quarter drop in gross domestic product, falling 31.4% in the second quarter
of 2020. Through the summer of 2020, COVID-19 infection
rates fell across the U.S., allowing some states to begin the process of reopening parts of their economies. However,
starting in the fall, new cases and hospitalizations increased to all-time highs. The virus eventually spread to areas in the
U.S. that had not seen large numbers of infections, causing
some states to slow or abandon their reopening plans. This
was tempered by the emergency approval of COVID-19
vaccines from multiple pharmaceutical manufacturers by
the U.S. Food and Drug Administration in December 2020
with plans to provide mass inoculations in the first half of
2021. As the vaccination program progressed, case rates
and hospitalizations dropped significantly, allowing the
resumption of the reopening process including reduced face
mask requirements. By the end of June 2021, approximately
47% of the adult U.S. population had been fully immunized.
Since the second quarter of 2020, there has been a
significant rebound in U.S. economic activity, faster than
many economists had previously projected with sustained
growth in each of the subsequent quarters. Fueled by
easy monetary policy and unprecedented fiscal stimulus,
consumer spending recovered rapidly and laid the
groundwork for further progress going into the second half
of 2021. While total employment and industrial production
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN
2. The distribution amount is the sum of net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin California Intermediate-Term Tax-Free Income Fund

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Annual Report
remained below their February 2020, pre-pandemic levels,
both consumer and business sentiment have improved over
the period.
Easy monetary policy and programs designed to backstop
fixed income markets, initiated by the U.S. Federal Reserve
in the wake of severe market disruptions in March 2020,
improved overall market functioning by lowering bid/ask
spreads to levels seen before the outbreak. Valuations in
the municipal (muni) bond market improved starting in April
2020 amid strong technical conditions. After seeing record
outflows in March and April of 2020, funds flowed back into
muni bond retail vehicles, creating significant demand for
bonds. These flows outstripped new issuance of tax-exempt
bonds as many issuers turned to the taxable muni bond
market for refunding and new issuance. Throughout the
remainder of 2020 and into 2021, ratios of muni bond yields
versus duration-matched U.S. Treasuries (USTs) improved
from the all-time highs seen in March 2020, with the 30-year ratio reaching an all-time low in the middle of June 2021.
State and local muni bond issuers had projected severe
budget deficits for 2020 and going forward as they
anticipated tax receipts and usage fees falling and outlays
for social programs such as health care and unemployment
benefits rising strongly. By the end of 2020, many of these
deficit projection fears proved unfounded as consumer
spending recovered more quickly than anticipated, leading
to higher sales tax collections. A strong U.S. housing market also provided additional support. In March 2021, the U.S.
federal government passed a $1.9 trillion additional fiscal
spending bill, providing large one-time cash payments to
individuals and continuation of enhanced unemployment
benefits. Included in this package was $350 billion worth of grants to state and local governments, further supporting
budgets and improving the credit profile of the muni sector
as a whole.
The Biden administration has also announced additional
spending programs that would partially be paid for with
increased tax rates on wealthy individuals. Although the final size of the programs had not been decided as of period-
end, we believe there could be significant implications
for the muni market, including additional bond issuance
for infrastructure projects and the potential for increased
demand for tax-exempt sources of income. Another
challenge facing the muni market is the rise of UST rates and increased volatility across fixed income sectors. Historically, muni yields are slow to respond to fast-rising UST yields and fund flows tend to slow during times of higher volatility.
The Investment Company Institute (ICI) reported net inflows
of approximately $9.4 billion into municipal bond retail
vehicles in June 2021. For the 12-month period, municipal
bond retail vehicles had approximately $97.3 billion of net
inflows, according to the ICI.
For the 12-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s 500
®
Index, which posted a +40.79%
total return for the period.
3
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +4.17% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-3.22% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a +3.30% total return.
3
State Update
California’s large, diverse economy, which was strong before the COVID-19 pandemic, was negatively impacted but
began to recover during the 12-month period. California’s
unemployment rate began the period at 14.1% and ended
at 7.7%, compared with the 5.9% national rate.
4
The state’s
enacted fiscal year (FY) 2020 budget increased spending
while maintaining strong reserves, but revenues declined
during the pandemic. Further revenue declines projected for
FY 2021 were offset by use of reserves, education spending
cuts, suspension of certain business tax breaks, and
increased federal Medicaid reimbursement and COVID-19
aid. These factors and overall increased tax revenue resulted in a sizable budget surplus by period-end. The governor’s
2022 executive budget projected increased general revenue
and reversed most of the FY 2021 spending cuts and tax
increases. California’s net tax-supported debt was $2,144
per capita and 3.0% of personal income, compared with
the $1,039 and 1.9% national medians, respectively.
5
Independent credit rating agency Moody’s Investors Service
affirmed California’s general obligations bonds’ Aa2 rating
with a stable outlook.
6
The rating reflected Moody’s view
of the state’s large and diverse economy, strong revenue
collection throughout the pandemic, and use of surpluses
to build reserves. Moody’s noted challenges, including
high revenue volatility given the state’s disproportionate
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Bureau of Labor Statistics.
5. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21
.
6. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
dependence on income taxes, constrained flexibility to adjust spending and revenue, and relatively high debt and recurring costs.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that maintain an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Intermediate-Term Tax-Free Income Fund. We
look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
6/30/21
% of Total
Investments*
*
Utilities 19.22%
Transportation 13.71%
Special Tax 11.89%
Refunded 11.32%
Local 9.16%
Health Care 8.01%
Education 7.37%
Housing 5.49%
State General Obligation 5.22%
Lease 3.92%
Industrial Dev. Revenue and Pollution Control 3.21%
Other Revenue Bonds 1.48%
*
Does not include cash and cash equivalents.

Performance Summary as of June 30, 2021
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

1-Year +2.68% +0.37%
5-Year +10.12% +1.48%
10-Year +42.54% +3.37%
Advisor
1-Year +2.85% +2.85%
5-Year +11.03% +2.12%
10-Year +44.38% +3.74%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate

(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.11% 4.50% 0.59% 0.49% 1.26% 1.04%
Advisor 2.43% 5.18% 0.85% 0.75% 1.81% 1.60%
See page 8 for Performance Summary footnotes.

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(7/1/11–6/30/21)
Advisor Class
(7/1/11–6/30/21)

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issue, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 10/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s June dividend and the maximum offering price (NAV for Advisor Class) per share on 6/30/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. Bloomberg Barclays Municipal M.F. California Intermediate Index measures the performance of investment-grade California municipal bonds with maturities of at least five years and less than 10 years.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(7/1/20–6/30/21)
Share Class
Net Investment
Income
A $0.251786
A1 $0.270034
C $0.202945
R6 $0.286150
Advisor $0.282166
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.74% 0.81%
Advisor 0.49% 0.56%

Your Fund’s Expenses
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after
expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value
6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,005.90 $3.67 $1,021.13 $3.70 0.74%
A1 $1,000 $1,005.90 $2.94 $1,021.86 $2.97 0.59%
C $1,000 $1,003.10 $5.66 $1,019.14 $5.71 1.14%
R6 $1,000 $1,006.50 $2.21 $1,022.59 $2.23 0.44%
Advisor $1,000 $1,006.30 $2.43 $1,022.37 $2.45 0.49%

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a
Year Ended June 30,
Year Ended
June 30, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $12.09 $12.05 $11.76
Income from investment operations
b
:
Net investment income
c
.................................................. 0.25 0.27 0.25
Net realized and unrealized gains (losses) .................................... 0.07 0.04 0.30
Total from investment operations ............................................. 0.32 0.31 0.55
Less distributions from:
Net investment income ................................................... (0.25) (0.27) (0.26)
Net asset value, end of year ................................................ $12.16 $12.09 $12.05
Total return
d
............................................................ 2.68% 2.63% 4.76%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.79% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
f
............................... 0.74% 0.74% 0.74%
Net investment income .................................................... 2.05% 2.26% 2.58%
Supplemental data
Net assets, end of year (000’s) .............................................. $365,239 $226,216 $96,795
Portfolio turnover rate ..................................................... 9.20% 18.85% 15.26%
a
For the period September 10, 2018 (effective date) to June 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a
Year Ended June 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.08 $12.04 $11.80 $12.03 $12.50
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.29 0.32 0.33 0.32
Net realized and unrealized gains (losses) ........... 0.07 0.04 0.26 (0.24) (0.47)
Total from investment operations .................... 0.34 0.33 0.58 0.09 (0.15)
Less distributions from:
Net investment income .......................... (0.27) (0.29) (0.34) (0.32) (0.32)
Net asset value, end of year ....................... $12.15 $12.08 $12.04 $11.80 $12.03
Total return
c
................................... 2.84% 2.79% 4.98% 0.78% (1.18)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.66% 0.65% 0.64% 0.63%
Expenses net of waiver and payments by affiliates ....... 0.59%
d
0.59%
d
0.59%
d
0.61%
d
0.63%
Net investment income ........................... 2.22% 2.42% 2.73% 2.74% 2.68%
Supplemental data
Net assets, end of year (000’s) ..................... $668,093 $710,743 $761,434 $846,856 $908,564
Portfolio turnover rate ............................ 9.20% 18.85% 15.26% 3.32% 21.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a
Year Ended June 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.13 $12.09 $11.85 $12.08 $12.55
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.23 0.26 0.26 0.26
Net realized and unrealized gains (losses) ........... 0.07 0.04 0.25 (0.23) (0.48)
Total from investment operations .................... 0.27 0.27 0.51 0.03 (0.22)
Less distributions from:
Net investment income .......................... (0.20) (0.23) (0.27) (0.26) (0.25)
Net asset value, end of year ....................... $12.20 $12.13 $12.09 $11.85 $12.08
Total return
c
................................... 2.26% 2.22% 4.39% 0.22% (1.72)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.21% 1.20% 1.19% 1.18%
Expenses net of waiver and payments by affiliates ....... 1.14%
d
1.14%
d
1.14%
d
1.16%
d
1.18%
Net investment income ........................... 1.66% 1.87% 2.18% 2.19% 2.13%
Supplemental data
Net assets, end of year (000’s) ..................... $101,559 $139,835 $170,241 $221,016 $252,254
Portfolio turnover rate ............................ 9.20% 18.85% 15.26% 3.32% 21.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a
Year Ended June 30,
Year Ended
June 30, 2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.12 $12.07 $11.83 $12.12
Income from investment operations
b
:
Net investment income
c
...................................... 0.28 0.31 0.34 0.32
Net realized and unrealized gains (losses) ........................ 0.07 0.05 0.25 (0.30)
Total from investment operations ................................. 0.35 0.36 0.59 0.02
Less distributions from:
Net investment income ....................................... (0.29) (0.31) (0.35) (0.31)
Net asset value, end of year .................................... $12.18 $12.12 $12.07 $11.83
Total return
d
................................................ 2.88% 3.00% 5.09% 0.16%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.51% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by affiliates
f
................... 0.45% 0.46% 0.46% 0.49%
Net investment income ........................................ 2.33% 2.55% 2.87% 2.86%
Supplemental data
Net assets, end of year (000’s) .................................. $28,080 $19,007 $16,310 $12,773
Portfolio turnover rate ......................................... 9.20% 18.85% 15.26% 3.32%
a
For the period August 1, 2017 (effective date) to June 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a
Year Ended June 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.12 $12.08 $11.83 $12.06 $12.53
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.30 0.34 0.34 0.34
Net realized and unrealized gains (losses) ........... 0.06 0.04 0.26 (0.23) (0.48)
Total from investment operations .................... 0.34 0.34 0.60 0.11 (0.14)
Less distributions from:
Net investment income .......................... (0.28) (0.30) (0.35) (0.34) (0.33)
Net asset value, end of year ....................... $12.18 $12.12 $12.08 $11.83 $12.06
Total return .................................... 2.85% 2.89% 5.15% 0.88% (1.08)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.56% 0.55% 0.54% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.49%
c
0.49%
c
0.49%
c
0.51%
c
0.53%
Net investment income ........................... 2.31% 2.52% 2.83% 2.84% 2.78%
Supplemental data
Net assets, end of year (000’s) ..................... $716,600 $637,015 $592,893 $600,698 $639,716
Portfolio turnover rate ............................ 9.20% 18.85% 15.26% 3.32% 21.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Statement of Investments, June 30, 2021
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
California 96.0%
ABAG Finance Authority for Nonprofit Corp. ,
Covia Communities Obligated Group, Revenue, 2011, Refunding, 5.25%, 7/01/22 . $ 2,400,000 $ 2,410,092
Jackson Laboratory (The), Revenue, 2012, ETM, 5%, 7/01/21 ................ 1,000,000 1,000,000
Jackson Laboratory (The), Revenue, 2012, ETM, 5%, 7/01/22 ................ 820,000 859,530
Jackson Laboratory (The), Revenue, 2012, Pre-Refunded, 5%, 7/01/23 ......... 460,000 482,176
Jackson Laboratory (The), Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ......... 1,000,000 1,048,208
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/23 ........................................................ 1,000,000 1,080,026
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,079,585
a
Align Affordable Housing Bond Fund LP , Breezewood 2019 LP , Revenue , 144A, 2020-3
TR , A , 2.625% , 8/01/25 ............................................. 14,300,000 14,417,048
Antelope Valley Community College District , GO , 2014 A , Pre-Refunded , 5% , 8/01/25
4,210,000 4,826,080
Bay Area Toll Authority , Revenue , 2012 F-1 , 5% , 4/01/22 ......................
15,000,000 15,550,110
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 500,591
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 2,048,244
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 701,015
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,539,289
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,856,220
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,527,784
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 420,722
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 493,471
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 755,200
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 807,462
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 750,076
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 729,693
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 746,087
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 328,925
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,438,115
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 424,512
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 406,758
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 328,600
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 523,788
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 570,610
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 304,361
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 336,294
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 401,820
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 453,786
California Educational Facilities Authority ,
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,252,455
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,493,286
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. 1,000,000 1,205,450
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. 1,750,000 2,106,460
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. 1,500,000 1,802,452
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. 2,000,000 2,400,917
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,396,562
University of San Francisco, Revenue, 2011, ETM, 5%, 10/01/21 .............. 3,000,000 3,035,454
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,694,306
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/22 .. 120,000 126,241

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority, (continued)
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. $ 230,000 $ 261,599
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 654,492
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 778,904
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 328,233
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 576,638
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 2,108,368
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,009,390
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,574,387
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 4,252,822
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/35 ........................................................ 1,650,000 1,970,300
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,438,017
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 1,330,000 1,582,573
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,596,769
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 3,039,400
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,542,815
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,479,750
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 5,000,000 7,656,957
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,134,811
California Housing Finance ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,373,715 6,339,243
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,666,240 9,880,194
Longshore Cove LP, Revenue, 2020 E, FNMA Insured, 2.5%, 2/01/38 .......... 3,713,948 3,888,660
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/32 ........................... 2,915,000 3,483,205
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,613,330
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,853,064
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 637,242
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,642,849
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/31 ............... 1,000,000 1,209,122
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,287,556
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,200,306
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,252,748
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/38 ................ 1,300,000 1,577,628
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/39 ................ 2,395,000 2,898,977
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/40 ................ 1,500,000 1,807,818
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/41 ................ 1,050,000 1,267,336
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,274,307
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 3,120,000 3,942,223
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,000,000 1,259,075
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/37 ........................ 2,260,000 2,827,482
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,000,000 1,247,572
Community Hospitals of Central California Obligated Group, Revenue, 2015 A,
Refunding, 5%, 2/01/26 ............................................ 4,020,000 4,748,576

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group, Revenue, 2015 A,
Refunding, 5%, 2/01/28 ............................................ $ 3,750,000 $ 4,505,640
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,325,452
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/27 ............................................ 1,750,000 2,162,553
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 2,140,000 2,628,228
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 2,000,000 2,453,752
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/31 ............................................ 2,700,000 3,309,544
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 2,200,000 2,694,618
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 3,500,000 4,278,554
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 6,100,303
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/35 ............................................ 5,000,000 6,092,194
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,790,423
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,429,854
Concordia University Irvine, Revenue, 2021, 4%, 1/01/22 .................... 200,000 203,705
Concordia University Irvine, Revenue, 2021, 4%, 1/01/23 .................... 200,000 210,895
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 326,665
Concordia University Irvine, Revenue, 2021, 4%, 1/01/25 .................... 300,000 335,617
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 286,312
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 250,000 292,102
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 296,827
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 420,880
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 487,621
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 431,207
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 305,838
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 365,563
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 363,809
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... 400,000 483,188
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,290,639
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 1,200,000 1,491,053
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/39 ....................................................... 1,245,000 1,492,227
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,726,848
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,136,361
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 7,725,026
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 6/30/26 1,000,000 1,203,648
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,500,000 6,762,532
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 21,100,000 25,897,442
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,167,085
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 1,078,238
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,549,566
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,659,462
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,200,248
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,584,755
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,490,284
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,500,000 5,325,431

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. $ 1,310,000 $ 1,557,376
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,402,735
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,910,000 4,290,134
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 2,230,705
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. 2,945,000 3,672,464
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,226,646
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,225,489
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,235,758
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,757,405
a
California Pollution Control Financing Authority ,
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/21 . 845,000 845,000
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/22 . 855,000 895,600
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 . 4,350,000 5,356,370
California Public Finance Authority ,
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/21 ....................................................... 215,000 217,048
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/22 ....................................................... 245,000 255,393
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/23 ....................................................... 285,000 306,307
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/24 ....................................................... 380,000 419,071
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/25 ....................................................... 400,000 450,962
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/26 ....................................................... 420,000 482,542
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/27 ....................................................... 400,000 466,055
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/28 ....................................................... 360,000 423,895
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... 690,000 840,332
a
California School Finance Authority ,
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 355,713
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 388,070
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 112,612
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 121,885
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 131,280
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 122,477
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 124,877
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 127,247
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 129,108
California State Public Works Board ,
Revenue, 2012 D, Pre-Refunded, 5%, 9/01/25 ............................ 2,920,000 3,086,033
Revenue, 2012 D, Pre-Refunded, 5%, 9/01/26 ............................ 4,650,000 4,914,402
California State University, Revenue, 2010 B-1, 5.375%, 3/01/25 .............. 2,500,000 2,510,496
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ 16,835,000 19,234,321
California State University ,
Revenue, 2011 A, Pre-Refunded, 5%, 11/01/25 ........................... 10,000,000 10,161,434
Revenue, 2012 A, Pre-Refunded, 5%, 11/01/26 ........................... 11,000,000 11,714,969
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 19,287,135
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 6,024,585

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority ,
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ $ 750,000 $ 968,321
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 943,464
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 4.5%, 5/15/25 ......... 805,000 871,850
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5%, 11/15/28 ................................................... 1,000,000 1,096,981
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 10,858,068
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,145,456
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,431,820
b
Kaiser Foundation Hospitals, Revenue, 2004 L, Mandatory Put, 5%, 11/01/29 ..... 5,000,000 6,597,423
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 548,491
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/24 .... 2,000,000 2,109,382
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/25 .... 4,715,000 4,972,868
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/27 .... 7,005,000 7,388,110
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,812,922
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,178,290
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,318,972
Castaic Lake Water Agency , Santa Clarita Valley Water Agency , COP , 1999 A , AMBAC
Insured , Zero Cpn ., 8/01/22 .......................................... 10,445,000 10,405,314
Chabot-Las Positas Community College District , GO , 2013 , Refunding , 5% , 8/01/24 .
6,715,000 7,381,328
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 133,004
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 165,855
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 330,812
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 462,103
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 526,876
Chula Vista Community Facilities District ,
City of Chula Vista Community Facilities District No. 16-1 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/46 ...................................... 855,000 955,705
City of Chula Vista Community Facilities District No. 16-1 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/51 ...................................... 1,045,000 1,165,556
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,313,801
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,819,853
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,076,106
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 287,764
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 628,714
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 707,870
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 627,412
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,193,311
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/42 475,000 537,237
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/51 425,000 477,019
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 350,000 395,461
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 450,000 504,424
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 700,000 783,705
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/33 195,000 225,072

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Lincoln, (continued)
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/35 $ 215,000 $ 246,569
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/37 250,000 285,533
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/37 .................................. 2,475,000 3,179,808
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 2,250,000 2,885,023
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,466,432
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,403,572
City of Los Angeles ,
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 6,635,000 8,545,734
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/34 ............. 5,430,000 6,898,590
Department of Airports, Revenue, 2019 D, 5%, 5/15/30 ..................... 2,000,000 2,555,203
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 3,416,397
Department of Airports, Revenue, 2019 D, 5%, 5/15/33 ..................... 2,670,000 3,395,298
Department of Airports, Revenue, 2019 D, 5%, 5/15/34 ..................... 1,415,000 1,795,010
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 1,285,000 1,622,301
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 7,500,000 9,450,030
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 4,125,000 5,463,284
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,937,108
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 9,594,945
Wastewater System, Revenue, 2012 B, Refunding, 5%, 6/01/28 ............... 11,700,000 12,205,961
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... 9,145,000 9,965,459
c
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 235,000 231,743
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 240,000 239,471
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 245,000 243,533
City of Ontario ,
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/45 ........... 300,000 338,436
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/51 ........... 500,000 562,258
c
City of Palm Desert ,
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 2%, 9/02/22 ............................................ 235,000 238,292
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 670,000 746,507
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 910,539
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ 1,200,000 1,350,679
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ 1,000,000 1,053,450
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ 1,280,000 1,347,114
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 279,678
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 242,434
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 211,541
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 4,551,077
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 5,485,674
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 716,481
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,410,846

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sacramento, (continued)
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... $ 1,555,000 $ 1,787,005
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,195,488
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 2,055,742
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,808,210
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,432,335
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/36 .................... 2,220,000 2,694,070
City of San Francisco , Public Utilities Commission Water , Revenue , 2015 A , Refunding ,
5% , 11/01/28 ..................................................... 5,000,000 5,840,969
City of Santa Rosa , Wastewater , Revenue , 2020 A , 5% , 9/01/33 ................
4,260,000 5,662,123
City of Tustin ,
Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding, 5%, 9/01/30 1,000,000 1,173,221
Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding, 5%, 9/01/32 1,565,000 1,831,086
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,600,000 1,846,798
Compton Community Redevelopment Agency , Tax Allocation, Second Lien , 2010 A ,
5% , 8/01/25 ...................................................... 8,275,000 8,304,130
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,916,318
Corona Community Facilities District , Community Facilities District No. 2018-1
Improvement Area No. 1 , Special Tax , 2020 , 4% , 9/01/40 .................... 350,000 395,751
Corona-Norco Unified School District , GO , 2011 E , Zero Cpn ., 8/01/25 ...........
4,645,000 5,498,750
Corona-Norco Unified School District Public Financing Authority ,
Special Tax, Senior Lien, 2013 A, Pre-Refunded, 5%, 9/01/24 ................. 1,565,000 1,727,474
Special Tax, Senior Lien, 2013 A, Pre-Refunded, 5%, 9/01/25 ................. 1,000,000 1,103,818
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,195,735
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,389,912
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/26 ...... 105,000 121,108
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/27 ...... 435,000 507,869
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/28 ...... 495,000 575,913
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/29 ...... 75,000 86,748
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/30 ...... 200,000 229,383
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/31 ...... 220,000 250,728
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/33 ...... 345,000 391,570
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/34 ...... 100,000 113,314
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 420,000 474,318
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 765,000 860,922
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 421,240
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/39 ...... 920,000 1,030,970
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 590,000 658,631
a
CSCDA Community Improvement Authority , Oceanaire Apartments , Revenue , 144A,
2021 A-1 , 3.2% , 9/01/46 ............................................. 5,000,000 5,293,866
Cupertino Union School District ,
GO, B, Pre-Refunded, 5%, 8/01/26 ..................................... 1,285,000 1,473,044
GO, B, Pre-Refunded, 5%, 8/01/27 ..................................... 1,500,000 1,719,506
GO, B, Pre-Refunded, 5%, 8/01/28 ..................................... 1,000,000 1,146,337
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/22 ................................ 1,435,000 1,475,153
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,581,464
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 2,044,952
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,187,771

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
$ 3,220,000 $ 3,895,733
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,359,311
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 4,458,220
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,887,342
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,322,449
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,888,919
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 492,795
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 423,931
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 976,203
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 935,040
Revenue, 2016 C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 3,023,103
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,326,277
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 24,517,075 25,972,215
Folsom Public Financing Authority ,
Community Facilities District No. 7, Special Tax, 2011 A, Refunding, AGMC Insured,
5%, 9/01/23 .................................................... 1,005,000 1,012,613
Community Facilities District No. 7, Special Tax, 2011 A, Refunding, AGMC Insured,
5%, 9/01/24 .................................................... 1,055,000 1,062,939
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,480,537
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,955,504
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/25 .......................... 2,500,000 2,522,702
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/26 .......................... 3,760,000 3,938,439
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/27 .......................... 6,395,000 6,933,607
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/29 .............. 19,895,000 22,592,999
Revenue, 2015 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/34 .............. 3,000,000 2,282,891
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 362,297
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 427,076
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 399,445
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 457,535
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 516,729
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 617,766
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 365,132
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 539,469
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/27 ....... 1,000,000 1,097,531
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/28 ....... 1,040,000 1,141,968
Golden State Tobacco Securitization Corp. ,
Revenue, 2018 A-1, Refunding, 5%, 6/01/31 ............................. 1,000,000 1,251,692
Revenue, 2018 A-1, Refunding, 5%, 6/01/32 ............................. 8,135,000 10,144,536
Revenue, 2018 A-1, Refunding, 5%, 6/01/33 ............................. 10,000,000 12,424,780
Revenue, 2018 A-1, Refunding, 5%, 6/01/35 ............................. 9,000,000 10,995,164
Imperial Community College District ,
GO, 2012, Refunding, AGMC Insured, 5%, 8/01/21 ......................... 1,010,000 1,013,861
GO, 2012, Refunding, AGMC Insured, 5%, 8/01/22 ......................... 1,170,000 1,229,897
GO, 2012, Pre-Refunded, AGMC Insured, 5%, 8/01/23 ...................... 1,350,000 1,420,512
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 5,023,069
Electric System, Revenue, 2019, Refunding, 5%, 11/01/38 ................... 4,075,000 5,258,350
Independent Cities Finance Authority ,
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. 1,395,000 1,496,063
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,769,373

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District ,
GO, 2021 C, 2.25%, 9/01/50 ......................................... $ 2,500,000 $ 2,458,947
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 2,078,488
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,135,000 1,375,759
Special Tax, 2020 A, 5%, 9/01/29 ...................................... 1,920,000 2,512,477
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,910,000 2,546,809
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 998,154
Special Tax, 2020 A, 4%, 9/01/34 ...................................... 2,300,000 2,777,126
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,460,000 1,759,902
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,586,321
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,622,571
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 3,264,990
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 3,456,834
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 245,318
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 276,364
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 229,113
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 241,581
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 259,891
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 291,472
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 340,670
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 338,174
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 325,398
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 371,648
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 412,015
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 3,012,537
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,476,003
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 2,000,000 2,309,986
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 2,300,000 2,650,141
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 1,685,000 1,955,914
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 2,179,367
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,769,530
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,393,768
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,933,152
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. 2,635,000 3,082,957
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 850,209
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/36 .................. 1,175,000 1,402,135
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,709,617
Lake Elsinore Unified School District , Community Facilities District , Special Tax , 2021 ,
4% , 9/01/45 ...................................................... 760,000 855,753
Lammersville Joint Unified School District , Community Facilities District No. 200 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,877,202
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,400,000 1,518,159
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 810,000 877,195
Los Angeles Community College District , GO , 2015 A , Pre-Refunded , 5% , 8/01/26 ..
15,000,000 17,195,061
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/26 ............................... 6,315,000 7,218,760
Revenue, 2014 A, Refunding, 5%, 7/01/27 ............................... 6,630,000 7,574,552
Revenue, 2017 A, 5%, 7/01/38 ........................................ 1,755,000 2,179,209
Revenue, Senior Lien, 2012 B, Refunding, 5%, 7/01/23 ..................... 5,000,000 5,241,611
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2011 A , Pre-
Refunded , 5% , 10/01/22 ............................................. 2,750,000 2,783,366
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/25 ............................ 5,135,000 5,502,573
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 12,000,000 13,686,335
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 2,966,212

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System, Revenue, 2014 D, 5%, 7/01/28 ............................ $ 2,550,000 $ 2,907,523
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,582,994
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ 6,700,000 7,995,442
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 28,546,015
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 11,400,000 13,690,650
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 5,250,000 6,862,132
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/35 ................... 1,670,000 2,230,324
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/36 ................... 5,225,000 6,954,676
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/40 ................... 10,000,000 13,172,668
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/32 ................... 1,750,000 2,354,513
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/33 ................... 2,500,000 3,353,158
Los Angeles Unified School District ,
GO, 2011 A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 14,621,767
GO, 2011 A-2, Refunding, 5%, 7/01/21 .................................. 5,000,000 5,000,000
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,885,964
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 36,456,861
GO, 2020 RYQ, 4%, 7/01/36 ......................................... 5,000,000 6,104,073
Manteca Unified School District ,
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/22 ........................................................ 1,000,000 1,055,337
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/26 ........................................................ 1,280,000 1,407,352
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
5,000,000 5,761,214
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,375,459
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,613,507
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,478,048
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,824,043
Metropolitan Water District of Southern California ,
Revenue, 2011 C, Refunding, 5%, 10/01/26 .............................. 8,010,000 8,107,186
Revenue, 2014 E, Refunding, 5%, 7/01/23 ............................... 20,000,000 21,951,060
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,269,215
Revenue, 2016 A, Refunding, 5%, 7/01/28 ............................... 5,000,000 6,003,681
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 18,000,000 23,913,531
Revenue, 2021 A, 5%, 10/01/31 ....................................... 1,175,000 1,619,315
Revenue, 2021 A, 5%, 10/01/32 ....................................... 1,000,000 1,373,956
Revenue, 2021 A, 5%, 10/01/33 ....................................... 1,750,000 2,396,591
Revenue, 2021 A, 5%, 10/01/34 ....................................... 1,435,000 1,959,949
Revenue, 2021 A, 5%, 10/01/35 ....................................... 1,100,000 1,499,625
Revenue, 2021 A, 5%, 10/01/36 ....................................... 1,175,000 1,598,524
Miracosta Community College District ,
GO, B, 4%, 8/01/33 ................................................ 1,030,000 1,286,069
GO, B, 4%, 8/01/34 ................................................ 1,725,000 2,141,047
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn ., 8/01/24 .................... 7,500,000 7,322,820
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 140,340
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 151,471
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 162,667
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/34 ........ 150,000 173,568
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/35 ........ 165,000 189,856
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/36 ....... 175,000 178,433
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/37 ....... 190,000 193,008
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 204,731
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/39 ..... 210,000 214,429
Community Facilities District No. 2016-1, Special Tax, 2020, 2.75%, 9/01/40 ...... 225,000 232,018

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Mount Diablo Unified School District , GO , B-2 , Refunding , 5% , 7/01/27 ...........
$ 3,200,000 $ 3,353,957
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn ., 8/01/28 ....
6,000,000 7,086,429
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 483,324
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 391,453
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 359,322
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/35 ....................................................... 1,325,000 1,578,994
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/36 ....................................................... 310,000 369,948
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/37 ....................................................... 300,000 356,995
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/38 ....................................................... 300,000 354,734
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/39 ....................................................... 275,000 324,369
Murrieta Financing Authority ,
Special Tax, 2012, Refunding, 5%, 9/01/22 ............................... 1,495,000 1,570,344
Special Tax, 2012, Refunding, 5%, 9/01/24 ............................... 1,810,000 1,907,285
Special Tax, 2012, Refunding, 5%, 9/01/25 ............................... 1,000,000 1,052,578
New Haven Unified School District ,
GO, 2012, Refunding, AGMC Insured, Zero Cpn ., 8/01/22 ................... 11,750,000 11,699,045
GO, 2012, Refunding, AGMC Insured, Zero Cpn ., 8/01/23 ................... 3,200,000 3,163,827
Ontario International Airport Authority , Revenue , 2021 A , AGMC Insured , 4% , 5/15/51
6,000,000 7,184,276
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,875,731
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,971,764
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 3,062,786
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,743,700
Oxnard Financing Authority , Special Tax, Senior Lien , 2012 A , 5% , 9/02/26 ........
1,020,000 1,074,192
Port of Oakland ,
Revenue, 2021 H, Refunding, 5%, 5/01/29 ............................... 1,900,000 2,436,535
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,588,972
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 130,494
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 603,723
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 859,932
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 998,371
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 1,149,058
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,874,615
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 2,033,631
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,683,838
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,255,000 2,739,695
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/46 ........................................................ 385,000 428,456
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/51 ........................................................ 320,000 355,544
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/35 ... 625,000 743,406
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/40 ... 1,665,000 1,953,312

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside Community College District , GO , 2014 A , Pre-Refunded , 5% , 8/01/27 .....
$ 3,550,000 $ 4,069,498
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011 B, 6.5%, 10/01/25 .................................. 1,225,000 1,244,154
Tax Allocation, Second Lien, 2011 D, ETM, 6.5%, 12/01/21 ................... 160,000 164,154
Tax Allocation, Second Lien, 2011 D, Pre-Refunded, 6.75%, 12/01/26 ........... 1,025,000 1,052,672
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/25 .......................... 3,500,000 3,838,168
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/27 .......................... 4,000,000 4,386,477
Revenue, 2017 B, Refunding, 5%, 6/01/38 ............................... 7,805,000 9,813,496
Riverside Unified School District ,
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/45 ........... 375,000 417,591
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/50 ........... 600,000 667,359
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,258,876
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,167,868
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,277,892
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,463,730
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,653,766
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,856,010
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 3,073,711
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,347,931
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 491,392
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 650,000 736,447
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/50 .................................................... 570,000 644,592
Sacramento City Financing Authority , Special Tax , 2013 A , Refunding , AGMC Insured ,
5% , 9/01/21 ...................................................... 1,305,000 1,315,477
Sacramento County Sanitation Districts Financing Authority , Revenue , 2014 A ,
Refunding , 5% , 12/01/29 ............................................ 2,000,000 2,261,294
Sacramento Municipal Utility District ,
Revenue, 2011 X, 5%, 8/15/25 ........................................ 7,445,000 7,488,187
Revenue, 2020 H, 5%, 8/15/36 ........................................ 7,465,000 9,952,746
San Bernardino County Transportation Authority ,
Revenue, 2014 A, 5%, 3/01/30 ........................................ 2,685,000 3,016,909
Revenue, 2014 A, 5%, 3/01/31 ........................................ 5,090,000 5,714,862
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/34 ............................... 3,600,000 4,587,197
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 3,750,000 4,772,193
Revenue, 2019 A, Refunding, 5%, 7/01/36 ............................... 5,000,000 6,348,007
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 5,500,000 6,937,378
San Diego County Regional Transportation Commission ,
Revenue, 2021 B, Refunding, 5%, 4/01/45 ............................... 4,500,000 5,901,067
Revenue, 2021 B, Refunding, 5%, 4/01/48 ............................... 6,000,000 7,828,879
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/34 ................ 850,000 1,134,866
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/35 ................ 850,000 1,133,121
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ 2,640,000 2,899,060
GO, 2013 C, 5%, 8/01/28 ............................................ 3,500,000 3,841,911
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,781,819
GO, 2020 C-1, 4%, 8/01/34 .......................................... 4,000,000 4,932,805
GO, 2020 C-1, 3%, 8/01/50 .......................................... 1,000,000 1,074,431

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ $ 5,000,000 $ 6,293,673
Revenue, Second Series, 2019 H, Refunding, 5%, 5/01/24 ................... 15,040,000 16,984,660
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/33 ................ 1,000,000 1,260,231
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/34 ................ 1,335,000 1,678,142
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,254,748
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,251,205
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 10,275,000 10,313,336
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,205,821
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... 1,110,000 1,233,262
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,419,259
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn ., 1/15/26 ............... 19,000,000 18,055,645
Revenue, Senior Lien, 2014 A, Refunding, 5%, 1/15/29 ..................... 10,000,000 11,504,814
San Luis & Delta Mendota Water Authority , Revenue , 2013 A , Pre-Refunded , BAM
Insured , 5% , 3/01/29 ............................................... 1,000,000 1,079,517
San Mateo County Transit District ,
Revenue, 2015 A, Refunding, 5%, 6/01/28 ............................... 3,000,000 3,532,070
Revenue, 2015 A, Refunding, 5%, 6/01/29 ............................... 4,300,000 5,060,800
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/34 ..................... 1,000,000 1,310,674
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/38 ..................... 1,500,000 1,954,278
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,280,153
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,160,532
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,216,349
Sanger Public Financing Authority , Revenue , 2014 , Refunding , AGMC Insured , 5% ,
6/15/34 ......................................................... 7,000,000 8,016,682
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 5,223,852
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 263,693
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 115,118
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 831,238
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 680,016
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,198,297
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,422,173
Sonoma-Marin Area Rail Transit District ,
Revenue, 2011 A, Pre-Refunded, 5%, 3/01/25 ............................ 15,410,000 15,912,036
Revenue, 2011 A, Pre-Refunded, 5%, 3/01/27 ............................ 11,945,000 12,334,152
Southern California Public Power Authority , Revenue , 2015 C , Refunding , 5% , 7/01/26
5,000,000 5,804,285
State of California ,
GO, Refunding, 5.25%, 9/01/22 ....................................... 16,330,000 17,304,837
GO, Refunding, 5%, 10/01/22 ......................................... 15,785,000 16,744,878
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,225,181
GO, Refunding, 5%, 4/01/30 ......................................... 10,000,000 13,010,250
GO, Refunding, 5%, 11/01/31 ......................................... 15,000,000 20,118,171
GO, 2012, Refunding, 5%, 2/01/22 ..................................... 15,000,000 15,425,666
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,573,767
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,573,767
State of California Department of Water Resources ,
Revenue, AM, Pre-Refunded, 5%, 12/01/23 .............................. 10,000,000 10,928,568

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California Department of Water Resources, (continued)
Revenue, AM, Pre-Refunded, 5%, 12/01/24 .............................. $ 8,495,000 $ 9,283,819
Revenue, AM, Pre-Refunded, 5%, 12/01/25 .............................. 5,005,000 5,470,085
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 12,876,740
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 40,544
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 7,104,998
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 22,500,000 26,147,308
Revenue, BA, Pre-Refunded, 5%, 12/01/35 .............................. 12,180,000 16,062,465
Revenue, BB, Refunding, 5%, 12/01/34 ................................. 5,000,000 6,805,346
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/37 ............................................ 1,000,000 1,227,488
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/39 ............................................ 1,150,000 1,400,224
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/35 ............................................ 1,500,000 1,950,171
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,290,471
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 643,081
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 656,349
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 1,500,000 1,956,037
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,361,862
Tulare County Board of Education , COP , Pre-Refunded , BAM Insured , 5% , 5/01/28 ..
1,040,000 1,131,567
Twin Rivers Unified School District , GO , 2020 A , Refunding , AGMC Insured , 4% ,
8/01/35 ......................................................... 5,000,000 5,977,733
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,402,984
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 2,080,362
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,199,918
Revenue, 2020 BE, Refunding, 5%, 5/15/34 .............................. 7,000,000 9,277,554
Revenue, 2021 Q, Refunding, 4%, 5/15/41 ............................... 7,000,000 8,555,542
Vacaville Unified School District ,
GO, D, 4%, 8/01/35 ................................................ 250,000 295,702
GO, D, 4%, 8/01/36 ................................................ 300,000 354,140
GO, D, 4%, 8/01/37 ................................................ 300,000 353,350
GO, D, 4%, 8/01/38 ................................................ 545,000 640,738
GO, D, 4%, 8/01/39 ................................................ 750,000 880,043
GO, D, 4%, 8/01/40 ................................................ 735,000 860,730
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/21 ............................... 375,000 375,000
Revenue, 2020 A, Refunding, 5%, 7/01/22 ............................... 200,000 208,574
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 216,781
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 224,083
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 247,652
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 324,670
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 482,942
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 491,095
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 436,363
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 410,248
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 439,233
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 849,994

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Washington Township Health Care District, (continued)
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... $ 275,000 $ 316,889
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 904,263
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 342,096
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,447,901
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 747,709
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 771,708
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,345,186
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... 2,630,000 3,120,349
Western Municipal Water District Facilities Authority , Revenue , 2020 A , Refunding , 5% ,
10/01/38 ........................................................ 2,750,000 3,665,835
1,804,261,687
U.S. Territories 0.9%
Guam 0.2%
Guam Power Authority ,
Revenue, 2012 A, Refunding, AGMC Insured, 5%, 10/01/22 .................. 2,000,000 2,114,872
Revenue, 2012 A, Refunding, AGMC Insured, 5%, 10/01/21 .................. 2,000,000 2,022,855
4,137,727
Puerto Rico 0.7%
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,150,000
d
Revenue, WW-RSA-1, 5.375%, 7/01/23 ................................. 5,000,000 4,881,250
Puerto Rico Highway & Transportation Authority , Revenue , 2007 N , Refunding , AGMC
Insured , 5.25% , 7/01/36 ............................................. 2,200,000 2,398,246
12,429,496
Total U.S. Territories .................................................................... 16,567,223
Total Municipal Bonds (Cost $1,696,572,649) ...................................
1,820,828,910
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
California 1.6%
e
Santa Clara Valley Transportation Authority , 2000 Measure A Sales Tax , Revenue , 2008
D , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.02% , 4/01/36 .......... 2,000,000 2,000,000
e
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.01%, 5/15/48 .................. 7,300,000 7,300,000
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.03%, 5/15/48 .......... 5,805,000 5,805,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 7,000,000 7,000,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 8,550,000 8,550,000
30,655,000
Total Municipal Bonds (Cost $30,655,000) ......................................
30,655,000
Total Short Term Investments (Cost $30,655,000 ) ................................
30,655,000
a
Total Investments (Cost $1,727,227,649) 98.5% ..................................
$1,851,483,910
Other Assets, less Liabilities 1.5% .............................................
28,087,827
Net Assets 100.0% ...........................................................
$1,879,571,737

Franklin California Tax-Free Trust
Statement of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

See abbreviations on page 42
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $30,274,217, representing 1.6% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,727,227,649
Value - Unaffiliated issuers .................................................................. $1,851,483,910
Cash .................................................................................... 13,195,006
Receivables:
Capital shares sold ........................................................................ 3,593,918
Interest ................................................................................. 20,039,582
Total assets .......................................................................... 1,888,312,416
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,948,778
Capital shares redeemed ................................................................... 2,858,800
Management fees ......................................................................... 691,821
Distribution fees .......................................................................... 182,586
Transfer agent fees ........................................................................ 248,468
Distributions to shareholders ................................................................. 623,445
Accrued expenses and other liabilities ........................................................... 186,781
Total liabilities ......................................................................... 8,740,679
Net assets, at value ................................................................. $1,879,571,737
Net assets consist of:
Paid-in capital ............................................................................. $1,813,780,686
Total distributable earnings (losses) ............................................................. 65,791,051
Net assets, at value ................................................................. $1,879,571,737

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $365,239,210
Shares outstanding ........................................................................ 30,040,486
Net asset value per share
a
.................................................................. $12.16
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $12.44
Class A1:
Net assets, at value ....................................................................... $668,093,240
Shares outstanding ........................................................................ 54,983,694
Net asset value per share
a
.................................................................. $12.15
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $12.43
Class C:
Net assets, at value ....................................................................... $101,558,965
Shares outstanding ........................................................................ 8,324,158
Net asset value and maximum offering price per share
a
............................................. $12.20
Class R6:
Net assets, at value ....................................................................... $28,079,980
Shares outstanding ........................................................................ 2,304,793
Net asset value and maximum offering price per share ............................................. $12.18
Advisor Class:
Net assets, at value ....................................................................... $716,600,342
Shares outstanding ........................................................................ 58,814,925
Net asset value and maximum offering price per share ............................................. $12.18
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended June 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $50,985,164
Expenses:
Management fees (Note 3 a ) ................................................................... 8,429,145
Distribution fees: (Note 3c )
    Class A ................................................................................ 753,749
    Class A1 ............................................................................... 690,829
    Class C ................................................................................ 741,556
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 204,818
    Class A1 ............................................................................... 466,629
    Class C ................................................................................ 76,920
    Class R6 ............................................................................... 8,791
    Advisor Class ............................................................................ 466,134
Custodian fees (Note 4 ) ...................................................................... 9,595
Reports to shareholders ...................................................................... 62,289
Registration and filing fees .................................................................... 27,786
Professional fees ........................................................................... 85,652
Trustees' fees and expenses .................................................................. 39,434
Other .................................................................................... 66,832
Total expenses ......................................................................... 12,130,159
Expense reductions (Note 4 ) ............................................................... (5,489)
Expenses waived/paid by affiliates (Note 3f) .................................................... (1,027,903)
Net expenses ......................................................................... 11,096,767
Net investment income ................................................................ 39,888,397
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 470,622
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 8,948,899
Net realized and unrealized gain (loss) ............................................................ 9,419,521
Net increase (decrease) in net assets resulting from operations .......................................... $49,307,918

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California Intermediate-Term Tax-
Free Income Fund
Year Ended
June 30, 2021
Year Ended
June 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $39,888,397 $40,615,565
Net realized gain (loss) ................................................. 470,622 (10,319,679)
Net change in unrealized appreciation (depreciation) ........................... 8,948,899 14,220,451
Net increase (decrease) in net assets resulting from operations ................ 49,307,918 44,516,337
Distributions to shareholders:
Class A ............................................................. (6,221,285) (3,842,496)
Class A1 ............................................................ (15,382,894) (17,989,228)
Class C ............................................................. (1,906,154) (2,863,087)
Class R6 ............................................................ (531,610) (453,747)
Advisor Class ........................................................ (15,963,861) (15,508,053)
Total distributions to shareholders .......................................... (40,005,804) (40,656,611)
Capital share transactions: (Note 2 )
Class A ............................................................. 138,106,073 128,751,161
Class A1 ............................................................ (46,636,460) (52,242,538)
Class C ............................................................. (39,101,673) (30,816,445)
Class R6 ............................................................ 8,971,142 2,713,268
Advisor Class ........................................................ 76,113,619 42,878,725
Total capital share transactions ............................................ 137,452,701 91,284,171
Net increase (decrease) in net assets ................................... 146,754,815 95,143,897
Net assets:
Beginning of year ....................................................... 1,732,816,922 1,637,673,025
End of year ........................................................... $1,879,571,737 $1,732,816,922

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin California Intermediate-Term Tax Free Trust
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin California Intermediate-Term Tax-Free
Income Fund (Fund), and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). The Fund offers five
classes of shares: Class A, Class A1, Class C, Class R6,
and Advisor Class. Class C shares automatically convert to
Class A shares after they have been held for 10 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
June 30, 2021
Year Ended
June 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 17,597,753 $214,024,496 14,155,850 $170,035,956
Shares issued in reinvestment of distributions .......... 445,005 5,405,559 288,583 3,480,753
Shares redeemed ............................... (6,712,246) (81,323,982) (3,767,748) (44,765,548)
Net increase (decrease) .......................... 11,330,512 $138,106,073 10,676,685 $128,751,161
Class A1 Shares:
Shares sold ................................... 2,557,570 $31,068,612 3,063,608 $37,000,018
Shares issued in reinvestment of distributions .......... 1,095,106 13,294,362 1,278,324 15,427,161
Shares redeemed ............................... (7,490,848) (90,999,434) (8,751,517) (104,669,717)
Net increase (decrease) .......................... (3,838,172) $(46,636,460) (4,409,585) $(52,242,538)
Class C Shares:
Shares sold ................................... 923,096 $11,264,453 1,534,412 $18,590,074
Shares issued in reinvestment of distributions .......... 142,859 1,741,508 190,358 2,306,804
Shares redeemed
a
.............................. (4,267,339) (52,107,634) (4,279,274) (51,713,323)
Net increase (decrease) .......................... (3,201,384) $(39,101,673) (2,554,504) $(30,816,445)
Class R6 Shares:
Shares sold ................................... 1,125,710 $13,716,722 667,978 $8,095,642
Shares issued in reinvestment of distributions .......... 40,923 498,112 33,905 410,092
Shares redeemed ............................... (430,684) (5,243,692) (483,829) (5,792,466)
Net increase (decrease) .......................... 735,949 $8,971,142 218,054 $2,713,268
Advisor Class Shares:
Shares sold ................................... 18,183,036 $221,476,108 15,601,119 $188,008,778
Shares issued in reinvestment of distributions .......... 986,739 12,010,848 987,052 11,945,168
Shares redeemed ............................... (12,931,158) (157,373,337) (13,112,732) (157,075,221)
Net increase (decrease) .......................... 6,238,617 $76,113,619 3,475,439 $42,878,725
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the year ended June 30, 2021, the gross effective investment management fee rate was 0.464% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Reimbursement Plans:
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Compensation Plans:
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended June 30, 2021, the Fund paid transfer agent fees of $1,223,292, of which $465,058 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and acquired fund fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49%, based on the average net assets of each class until October 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until October 31, 2021.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended June 30, 2021, these purchase and sale transactions aggregated $67,030,000 and $125,610,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
During the year ended June 30, 2021 the Fund utilized $474,456 of capital loss carryforwards.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,357
CDSC retained .............................................................................. $59,101
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2021, the capital loss carryforwards were as follows:
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2021, aggregated
$278,656,099 and $163,688,248, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At June 30,
2021, the value of this security was $4,881,250, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $35,427,250
Long term ................................................................................ 23,596,854
Total capital loss carryforwards ............................................................... $59,024,104
2021 2020
Distributions paid from:
Tax exempt income ........................................................ $40,005,804 $40,656,611
Cost of investments .......................................................................... $1,727,046,718
Unrealized appreciation ........................................................................ $125,326,368
Unrealized depreciation ........................................................................ (889,176)
Net unrealized appreciation (depreciation) .......................................................... $124,437,192
Distributable earnings:
Undistributed tax exempt income ................................................................. $1,001,998
5. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended June 30, 2021, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provides optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A after they have been held for 8 years. The change will become effective August 2, 2021. Further details are disclosed in the Fund’s Prospectus.
Abbreviations
Selected Portfolio
ABAG
Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin California Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin California Tax-Free Trust and Shareholders of Franklin California Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
California Intermediate-Term Tax-Free Income Fund (the "Fund") as of June 30, 2021, the related statement of operations for the year ended June 30, 2021, the statement of changes in net assets for each of the two years in the period ended June 30,
2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 18, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby reports 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended June 30, 2021. A portion of the Fund’s exempt-
interest dividends may be subject to the federal alternative minimum tax. By mid-February 2022, shareholders will be notified of amounts for use in preparing their 2021 income tax returns.

Franklin California Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1985 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent
Trustee since
2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of seven of the investment companies in Franklin Templeton;
and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
AML
Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co.
or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance officer, LMIS, and officer of 41 of investment companies in
Franklin Templeton.
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income
Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin California Tax-Free
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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Shareholder Information

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Annual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional California intermediate municipal debt funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the three-year period was below the median
of its Performance Universe, but for the one- and five-
year periods was equal to the median of its Performance
Universe and for the 10-year period was above the median
of its Performance Universe. The Board considered that
the income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total
expense ratio, for comparative consistency, was shown for
Class A1 shares for the Fund and for Class A shares for the
other funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
six other California intermediate municipal debt funds. The
Board noted that the Management Rate for the Fund was
five and a half basis points above the median of its Expense
Group. The Board also noted that the annual total expense
ratio for the Fund was below the median and the least
expensive of its Expense Group. The Board further noted
that the actual total expense ratio for the Fund reflected a fee waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further

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Shareholder Information

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Annual Report
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures

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Shareholder Information

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Annual Report
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

CAT A 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin California Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $35,548 for the fiscal year ended June 30, 2021 and $45,525 for the fiscal year ended June 30, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2021 and $676 for the fiscal year ended June 30, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $29,000 for the fiscal year ended June 30, 2021 and $183,444 for the fiscal year ended June 30, 2020. The services for which these fees were paid included assets under management certification, for the issuance of an Auditor’s Certificate for South Korean regulatory shareholder disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement and benchmarking services in connection with the ICI TA survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $29,000 for the fiscal year ended June 30, 2021 and $184,120 for the fiscal year ended June 30, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.             N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CALIFORNIA TAX-FREE TRUST

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021